Investment Strategy - Real Assets Fund	Dec. 31, 2025
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]	The Fund seeks to achieve attractive total returns over the long-term and to maximize real returns during inflationary environments. “Real returns” are defined as total returns adjusted for the effects of inflation. The Fund pursues its objectives through investments offering exposure to “real assets,” which the Fund defines as (i) real estate, commodities, natural resources, infrastructure and gold and other precious metals; (ii) companies that own or derive a significant portion of their value from such real assets or the production thereof; and (iii) other assets expected to perform well during periods of high inflation. Under normal market conditions, the Fund seeks to achieve its investment objectives by allocating at least 80% of its net assets to U.S. and non-U.S. investments providing exposure to or investment in the following real asset classes: (i) real estate companies, including real estate investment trusts (“REITs”); (ii) commodities; (iii) natural resource companies; (iv) infrastructure companies; and (v) gold and other precious metals. The Fund may also invest in certain short-term fixed income securities to manage portfolio volatility. The Fund will not seek to achieve specific environmental, social and governance (“ESG”) outcomes through its portfolio of investments, nor will it pursue an overall impact or sustainable investment strategy. However, the Advisor may incorporate consideration of relevant ESG factors into its investment decision making.The Fund is actively managed by the Advisor. To pursue its goal, the Advisor combines a top-down approach, focused on identifying relative value across multiple classes of real assets, with bottom- up security selection based on fundamental research concentrated at the sector-, industry-, and security-levels, as well as quantitative commodity strategies.

When making allocation decisions, the Advisor conducts quantitative and qualitative analysis, aiming to optimize the balance between relative return potential and risk across asset classes. The goal of this process is to establish a target asset allocation for the Fund intended to meet its objectives while maintaining a risk/return profile that is consistent with the Fund’s investment objectives. In choosing investments at the asset class level, the Advisor, through its specialized investment teams, follows an active fundamental approach with respect to equity and fixed income investments, and a quantitative approach with respect to commodity-related investments, in each case focused on identifying what are believed to be securities or trading strategies possessing superior risk-adjusted return profiles. For each real asset allocation, the Advisor seeks to outperform a passive allocation to that asset class over a full market cycle. While the Fund is not constrained to allocate its investments among asset classes according to specific ranges, under normal circumstances the Advisor expects the Fund’s assets to be allocated to each asset class within the allocation ranges set forth in the table below. In addition, the Advisor has appointed a committee (the “Asset Allocation Committee”) consisting of a select group of the Advisor’s senior investment professionals, to periodically review the Fund’s asset allocation and allocation targets. Actual allocations may vary at any time and may move and remain outside of these ranges for a variety of reasons, including, but not limited to, changes in investment outlook, market movements, cash flows into or out of the Fund and other factors, such as that securities held within one asset class will overlap with another asset class (e.g., gold and other precious metals overlap with the commodities and natural resource companies asset classes).Asset ClassAllocationRangeReal Estate Companies/REITs20-35Commodities20-35Natural Resource Companies10-20Infrastructure Companies and Master Limited Partnerships (“MLPs”)10-20Gold and Other Precious Metals0-10Fixed Income Securities0-20The Fund expects that it will achieve a significant portion of its exposure to commodities through investment in Cohen & Steers Real Assets Fund, Ltd., a wholly owned subsidiary of the Fund organized under the laws of the Cayman Islands (the “Subsidiary”). The Fund’s investment in the Subsidiary is expected to provide the Fund with exposure to this asset class within the limits of the federal income tax requirements applicable to regulated investment companies (“RICs”) such as the Fund. Unlike the Fund, the Subsidiary may invest without limitation in commodities, including gold and other precious metals. See “Additional Information—Tax Considerations.” Except as otherwise noted, references to the investment strategies and risks of the Fund include the investment strategies and risks of the Subsidiary. Real Estate Companies/REITs The Fund will gain exposure to real estate by investing in securities issued by U.S. and non-U.S. real estate companies, including REITs and similar REIT-like entities. Some investments in other asset classes have similar underlying characteristics which may cause the Fund’s real estate allocation range to be exceeded. A real estate company is one that (i) derives at least 50% of its revenue from the ownership, construction, financing, management or sale of commercial, industrial or residential real estate and land; or (ii) has at least 50% of its assets invested in such real estate. REITs are companies that own interests in real estate or in real estate related loans or other interests, and their revenue primarily consists of rent derived from owned, income producing real estate properties and capital gains from the sale of such properties. A REIT in the U.S. is generally not taxed on income distributed to shareholders so long as it meets certain tax related requirements, including the requirement that it distribute substantially all of its taxable income to such shareholders (other than net capital gains for each taxable year). Foreign REITs and REIT-like entities are organized outside of the U.S. and have operations and receive tax treatment similar to that of U.S. REITs in their respective countries. Securities of real estate companies may include common stocks and other equity securities, preferred securities and debt securities (including convertible securities). The Fund may invest in global real estate companies of any market capitalization and in any geographic region. The Fund may participate in the initial public offering (“IPO”) market of securities issued by real estate companies. Commodities Commodities are assets that have tangible properties and that are used in commerce, such as fuels (e.g., crude oil, natural gas and gasoline), precious and industrial metals, livestock and agricultural products. The Fund intends to have targeted exposure to commodities, diversified across various sectors and industries. The Fund seeks to gain exposure to commodity markets, either directly or through the Subsidiary, by investing in derivatives, primarily in exchange traded commodity futures contracts, call and put options on commodity futures contracts, and commodity swaps. The Fund may invest in exchange traded products, such as exchange-traded funds (“ETFs”) or exchange traded notes (“ETNs”), that have exposure to commodities. As part of its investment strategy, the Fund, either directly or through the Subsidiary, will also hold cash or cash equivalents, fixed income securities or other assets to serve as margin or collateral for its positions in these derivative instruments. Generally, these derivative instruments produce leveraged exposure to the commodities markets. The Fund strives to keep its Commodities allocation fully invested, except during periods of repositioning, to address settlement issues, to provide sufficient cash and cash equivalents for daily margin maintenance and in other appropriate circumstances as determined by the Advisor. Natural Resource Companies The Fund will gain exposure to natural resource companies by investing in securities of U.S. and non- U.S. companies with substantial natural resource assets or whose business activities are related to natural resource assets. Such securities may include, for example, common stocks and other equity securities, preferred securities and debt securities, or other securities or instruments. Natural resources may include materials with economic value that are derived from natural sources, either directly or indirectly, such as precious metals (e.g., gold, platinum, palladium or silver), non-precious metals (e.g., copper, zinc or iron ore), fuels (e.g., oil, natural gas or coal), minerals, timber and forestry products, food and agricultural products (e.g., fertilizer), farm machinery and chemicals. Natural resource companies will primarily be involved in exploring for, mining, extracting, producing, processing, transporting, or otherwise developing or providing goods and services with respect to, a natural resource. Natural resource companies may also include companies which provide services to such companies (e.g., equipment manufacturers). The Fund may invest in natural resource companies of any market capitalization and in any geographic region. The Fund may participate in the IPO market of securities issued by natural resource companies. Some investments in other asset classes have similar underlying characteristics which may cause the Fund’s natural resources allocation range to be exceeded. Infrastructure Companies and MLPs The Fund may invest in common stocks and other equity securities, preferred securities and fixed income securities of U.S. and non-U.S. infrastructure companies. Infrastructure companies are companies that derive at least 50% of their revenues from, or have at least 50% of their assets committed to, the management, ownership, operation, construction, development or financing of assets used in connection with: the generation, production, transmission, sale or distribution of electric energy, natural gas, natural gas liquids (including propane), crude oil, refined petroleum products, coal or other energy sources; the distribution, purification and treatment of water; provision of communications services, including cable television, satellite, microwave, radio, telephone and other communications media; or the provision of transportation services, including toll roads, airports, railroads or marine ports. Infrastructure companies also include companies organized as MLPs. The Fund may invest in infrastructure companies of any market capitalization and in any geographic region. The Fund may participate in the IPO market of securities issued by infrastructure companies. Some investments in other asset classes have similar underlying characteristics which may cause the Fund’s infrastructure and MLPs allocation range to be exceeded. Gold and Other Precious Metals The Fund seeks to gain exposure to gold and other precious metals, either directly or through the Subsidiary, through investments in bullion (e.g., bars and coins), and ETFs and other pooled investment vehicles that invest in gold and other precious metals and related instruments. The Fund, either directly or through the Subsidiary, may also invest in precious metal futures, forwards and swaps, and structured notes or Exchange-Traded Notes (“ETN”) whose interest and/or principal payments are linked to the price of gold and other precious metals. The Fund currently expects that the majority of its precious metals exposure, if any, will be to gold. Fixed-Income Securities The Fund may invest up to 20% of its net assets in fixed-income securities, including preferred securities. Fixed-income securities include those issued by U.S. and non-U.S. government, corporate and other issuers, Treasury Inflation Protected Securities (“TIPS”) and other inflation-linked fixed income securities and subordinated fixed-income securities. The Fund intends to invest primarily in fixed income securities that are rated investment grade or, if unrated, are of equivalent credit quality as determined by the Advisor. The Fund intends to invest primarily in fixed income securities with maturities generally less than 10 years, but may invest in securities of any maturity. The Fund may invest in securities denominated in U.S. and foreign currencies. The Fund’s fixed-income investments may have fixed or variable principal payments and all types of interest rate payment and reset terms, including but not limited to, fixed rate, floating rate, zero coupon, contingent, deferred and payment in kind. The Fund may purchase or sell securities on a when-issued, delayed delivery or forward commitment basis. Additional Investments The Fund may invest up to 20% of its net assets in equity securities, preferred securities, fixed income securities (including convertible securities) and ETNs, other than those set forth above. The Fund expects that the fixed income securities in which it will invest pursuant to this paragraph (other than convertible securities) will consist primarily of securities that are rated investment grade or, if unrated, are of equivalent credit quality as determined by the Advisor. The Fund may invest in securities of other closed-end or open-end funds, including ETFs and other funds to the extent permitted under Section 12(d)(1) of the Investment Company Act of 1940 (the “1940 Act”) and the rules thereunder, or any exemption granted under the 1940 Act. The Fund may use exchange-traded and over-the-counter (“OTC”) derivatives, including, but not limited to, options, futures, forwards, swaps or structured notes, for a variety of other purposes, including: as a hedge against adverse changes in the market price of securities, interest rates or currency exchange rates; as a substitute for purchasing or selling securities; and to increase the fund’s return as a non- hedging strategy that may be considered speculative. Subject to the limits described above, the Fund may invest without limit in derivative instruments.
Strategy Portfolio Concentration [Text]	Under normal market conditions, the Fund seeks to achieve its investment objectives by allocating at least 80% of its net assets to U.S. and non-U.S. investments providing exposure to or investment in the following real asset classes: (i) real estate companies, including real estate investment trusts (“REITs”); (ii) commodities; (iii) natural resource companies; (iv) infrastructure companies; and (v) gold and other precious metals.